SCHEDULE 4 - REINSURANCE (10-K)	12 Months Ended
Dec. 31, 2010
SCHEDULE 4 - REINSURANCE [Abstract]
SCHEDULE 4 - REINSURANCE

UTG, INC.

REINSURANCE

As of December 31, 2010 and the year ended December 31, 2010

Schedule IV

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
		other	from other		assumed to
	Gross amount	companies	companies	Net amount	net

Life insurance in force	$1,764,813,341	$433,379,000	$2,447,659	$1,333,882,000	0.2%

Premiums and policy fees:

Life insurance	$16,429,755	$4,094,341	$34,687	$12,370,101	0.3%

Accident and health insurance	32,835	13,617	1,274	20,492	6.2%

	$16,462,590	$4,107,958	$35,961	$12,390,593	0.3%

UTG, INC.

REINSURANCE

As of December 31, 2009 and the year ended December 31, 2009

Schedule IV

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
		other	from other		assumed to
	Gross amount	companies	companies	Net amount	net

Life insurance in force	$1,913,335,495	$452,781,000	$16,255,505	$1,476,810,000	1.1%

Premiums and policy fees:

Life insurance	$17,226,647	$3,917,325	$162,123	$13,471,445	1.2%

Accident and health insurance	44,575	14,638	811	30,748	2.6%

	$17,271,222	$3,931,963	$162,934	$13,502,193	1.2%